Consolidating Financial Statements (details) - Consolidating Statement of Income (Unaudited) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Consolidating Statement of Income
Premiums									$ 22,637		$ 22,357		$ 22,090
Net investment income									2,716		2,889		2,879
Fee income									395		323		296
Net realized investment gains (losses)									166	[1]	51	[1]	55	[1]
Other revenues									277		120		126
Total revenues	6,737	6,452	6,674	6,328	6,477	6,512	6,359	6,392	26,191		25,740		25,446
Claims and claim adjustment expenses									13,307		14,676		16,276
Amortization of deferred acquisition costs									3,821		3,910		3,876
General and administrative expenses									3,757		3,610		3,556
Interest expense									361		378		386
Total claims and expenses	5,366	5,275	5,497	5,108	6,166	5,342	5,751	5,315	21,246		22,574		24,094
Income before income taxes	1,371	1,177	1,177	1,220	311	1,170	608	1,077	4,945		3,166		1,352
Income tax expense (benefit)	383	313	252	324	7	306	109	271	1,272		693		(74)
Net income	988	864	925	896	304	864	499	806	3,673		2,473		1,426
Total other-than-temporary impairment gains (losses)									(10)		27		30
Other-than-temporary impairment losses recognized in net realized investment gains									(15)		(15)		(25)
Other-than-temporary impairment gains recognized in other comprehensive income									5		42		55
Reportable Legal Entities [Member] | TPC [Member]
Consolidating Statement of Income
Premiums									15,262		15,158		14,903
Net investment income									1,830		1,912		1,933
Fee income									393		321		294
Net realized investment gains (losses)									126		29		10
Other revenues									225		87		103
Total revenues									17,836		17,507		17,243
Claims and claim adjustment expenses									8,817		9,908		10,906
Amortization of deferred acquisition costs									2,571		2,636		2,594
General and administrative expenses									2,570		2,445		2,377
Interest expense									53		73		73
Total claims and expenses									14,011		15,062		15,950
Income before income taxes									3,825		2,445		1,293
Income tax expense (benefit)									1,054		588		111
Net income									2,771		1,857		1,182
Total other-than-temporary impairment gains (losses)									(8)		18		15
Other-than-temporary impairment losses recognized in net realized investment gains									(10)		(9)		(15)
Other-than-temporary impairment gains recognized in other comprehensive income									2		27		30
Reportable Legal Entities [Member] | Other Subsidiaries [Member]
Consolidating Statement of Income
Premiums									7,375		7,199		7,187
Net investment income									879		968		938
Fee income									2		2		2
Net realized investment gains (losses)									38		22		50
Other revenues									52		34		23
Total revenues									8,346		8,225		8,200
Claims and claim adjustment expenses									4,490		4,768		5,370
Amortization of deferred acquisition costs									1,250		1,274		1,282
General and administrative expenses									1,174		1,161		1,152
Total claims and expenses									6,914		7,203		7,804
Income before income taxes									1,432		1,022		396
Income tax expense (benefit)									388		224		14
Net income									1,044		798		382
Total other-than-temporary impairment gains (losses)									(2)		9		15
Other-than-temporary impairment losses recognized in net realized investment gains									(5)		(6)		(10)
Other-than-temporary impairment gains recognized in other comprehensive income									3		15		25
Reportable Legal Entities [Member] | Travelers [Member]
Consolidating Statement of Income
Net investment income									7		9		8
Net realized investment gains (losses)									2				(5)
Other revenues											(1)
Total revenues									9		8		3
General and administrative expenses									13		4		27
Interest expense									308		305		313
Total claims and expenses									321		309		340
Income before income taxes									(312)		(301)		(337)
Income tax expense (benefit)									(170)		(119)		(199)
Net income of subsidiaries									3,815		2,655		1,564
Net income									3,673		2,473		1,426
Other-than-temporary impairment losses recognized in net realized investment gains									0		0		0
Other-than-temporary impairment gains recognized in other comprehensive income									0		0		0
Eliminations [Member]
Consolidating Statement of Income
Net income of subsidiaries									(3,815)		(2,655)		(1,564)
Net income									$ (3,815)		$ (2,655)		$ (1,564)

[1]	Total other-than-temporary impairment (OTTI) gains (losses) were $(10) million, $27 million and $30 million for the years ended December 31, 2013, 2012 and 2011, respectively. Of total OTTI, credit losses of $(15) million, $(15) million and $(25) million for the years ended December 31, 2013, 2012 and 2011 respectively, were recognized in net realized investment gains. In addition, unrealized gains from other changes in total OTTI of $5 million, $42 million and $55 million for the years ended December 31, 2013, 2012 and 2011, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.